PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited)
1
Voya VACS Series MCV Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.0%
Communication Services : 0.8%
338
(1)
Charter
Communications, Inc.
- Class A
$ 89,766
0.1
1,037
Electronic Arts, Inc.
178,312
0.1
1,989
Fox Corp. - Class A
118,743
0.1
1,342
Fox Corp. - Class B
73,206
0.0
3,688  Interpublic Group of
Cos., Inc.
98,986
0.1
7,212
(1)
Liberty Global Ltd.
- Class A
84,669
0.0
5,947
(1)
Liberty Global Ltd.
- Class C
71,067
0.0
2,579  Millicom International
Cellular SA
124,592
0.1
1,649  New York Times Co.
- Class A
98,676
0.1
1,817
News Corp. - Class A
53,438
0.0
655  Nexstar Media Group,
Inc.
133,967
0.1
1,242
(2)
Omnicom Group, Inc.
97,286
0.1
1,222,708
0.8
Consumer Discretionary : 9.6%
1,423
(1)
Aptiv PLC
113,171
0.1
4,088
Aramark
159,882
0.1
51,000  Bath & Body Works,
Inc.
1,489,710
1.0
1,540
Best Buy Co., Inc.
113,406
0.1
37,514
BorgWarner, Inc.
1,604,099
1.1
1,836
Boyd Gaming Corp.
157,639
0.1
349
(1)
Bright Horizons Family
Solutions, Inc.
41,196
0.0
679
D.R. Horton, Inc.
115,077
0.1
100
Domino's Pizza, Inc.
45,830
0.0
3,999
eBay, Inc.
362,349
0.2
9,875
Expedia Group, Inc.
2,121,150
1.4
5,465
Ford Motor Co.
64,323
0.0
703
Garmin Ltd.
169,999
0.1
632
Genuine Parts Co.
88,057
0.1
476
(1)
Grand Canyon
Education, Inc.
95,947
0.1
2,370
H&R Block, Inc.
119,329
0.1
793
Hasbro, Inc.
64,368
0.0
2,800  Hilton Worldwide
Holdings, Inc.
772,968
0.5
574
Lear Corp.
63,140
0.0
582
Lennar Corp. - Class A
77,487
0.1
145
Lithia Motors, Inc.
48,819
0.0
4,044
LKQ Corp.
131,915
0.1
3,150
Lowe's Cos., Inc.
812,889
0.6
6,303
(1)
Mattel, Inc.
115,345
0.1
26
(1)
NVR, Inc.
211,059
0.1
6,275  Penske Automotive
Group, Inc.
1,157,173
0.8
197
Pool Corp.
61,210
0.0
1,917
PulteGroup, Inc.
253,082
0.2
2,741
Ralph Lauren Corp.
813,885
0.6
694
Ross Stores, Inc.
102,129
0.1
940  Service Corp.
International
74,495
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
871
(1)
Skechers USA, Inc.
- Class A
$ 54,943
0.0
4,900
Texas Roadhouse, Inc.
845,495
0.6
896
Toll Brothers, Inc.
124,544
0.1
15,525
Tractor Supply Co.
958,824
0.6
247
(1)
Ulta Beauty, Inc.
121,704
0.1
2,079
Williams-Sonoma, Inc.
391,247
0.3
611
Yum! Brands, Inc.
89,799
0.1
14,207,684
9.6
Consumer Staples : 7.5%
8,029  Albertsons Cos., Inc.
- Class A
156,244
0.1
1,606  Archer-Daniels-
Midland Co.
100,600
0.1
956
(1)
BellRing Brands, Inc.
39,244
0.0
2,326
(1)
BJ's Wholesale Club
Holdings, Inc.
227,204
0.2
2,794  Casey's General
Stores, Inc.
1,381,689
0.9
626  Church & Dwight Co.,
Inc.
58,318
0.0
399
Clorox Co.
47,162
0.0
596  Coca-Cola
Consolidated, Inc.
69,875
0.0
3,230
Conagra Brands, Inc.
61,790
0.0
611
Dollar General Corp.
66,452
0.0
8,950  Estee Lauder Cos.,
Inc. - Class A
820,984
0.6
2,081
General Mills, Inc.
102,656
0.1
672
Hershey Co.
123,480
0.1
2,620
Hormel Foods Corp.
66,653
0.0
3,028
Ingredion, Inc.
392,247
0.3
2,407
Kellogg Co.
191,357
0.1
5,547
Kenvue, Inc.
114,878
0.1
2,534
Kraft Heinz Co.
70,876
0.1
5,294
Kroger Co.
359,145
0.2
36,352
(1)
Maplebear, Inc.
1,576,586
1.1
1,347
McCormick & Co., Inc.
94,788
0.1
3,697  Molson Coors
Beverage Co. - Class
B
186,662
0.1
22,928
(1)
Performance Food
Group Co.
2,324,899
1.6
1,700
Pilgrim's Pride Corp.
75,565
0.1
1,063
(1)
Post Holdings, Inc.
120,278
0.1
737
Sysco Corp.
59,306
0.0
3,262  Tyson Foods, Inc.
- Class A
185,216
0.1
25,951
(1)
US Foods Holding
Corp.
2,013,798
1.4
11,087,952
7.5
Energy : 4.3%
2,969  Antero Midstream
Corp.
52,819
0.0
36,569
Baker Hughes Co.
1,660,233
1.1
13,650
Chord Energy Corp.
1,499,999
1.0
66,364
Coterra Energy, Inc.
1,621,936
1.1
30,825
Devon Energy Corp.
1,112,782
0.8

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
468
DT Midstream, Inc.
$ 48,756
0.0
2,384
Kinder Morgan, Inc.
64,320
0.1
636  Marathon Petroleum
Corp.
114,296
0.1
401
Phillips 66
53,566
0.0
1,632
TechnipFMC PLC
59,992
0.0
419
Valero Energy Corp.
63,692
0.1
6,352,391
4.3
Financials : 15.7%
657  Affiliated Managers
Group, Inc.
147,707
0.1
1,569
Allstate Corp.
319,213
0.2
12,393  American Financial
Group, Inc.
1,683,713
1.1
3,854  Annaly Capital
Management, Inc.
81,666
0.1
2,696  Arch Capital Group
Ltd.
246,765
0.2
596
Assurant, Inc.
128,504
0.1
2,503  Axis Capital Holdings
Ltd.
246,746
0.2
525  Bank of New York
Mellon Corp.
55,440
0.0
989
Bank OZK
51,893
0.0
984
Brown & Brown, Inc.
95,399
0.1
982  Cboe Global Markets,
Inc.
231,703
0.2
2,898  Cincinnati Financial
Corp.
445,133
0.3
722  Commerce
Bancshares, Inc.
44,721
0.0
336  Cullen/Frost Bankers,
Inc.
43,354
0.0
570  East West Bancorp,
Inc.
59,930
0.0
612
(1)
Euronet Worldwide,
Inc.
57,032
0.0
626  Evercore, Inc. - Class
A
201,290
0.1
227
Everest Re Group Ltd.
77,607
0.1
307  FactSet Research
Systems, Inc.
114,609
0.1
36,571  Fidelity National
Financial, Inc.
2,189,506
1.5
1,077  Fidelity National
Information Services,
Inc.
75,185
0.1
1,183
Fifth Third Bancorp
54,146
0.0
876
Global Payments, Inc.
77,806
0.1
1,760
Globe Life, Inc.
246,312
0.2
793  Hanover Insurance
Group, Inc.
137,570
0.1
15,820  Hartford Financial
Services Group, Inc.
2,093,144
1.4
716
Houlihan Lokey, Inc.
142,663
0.1
103,201  Huntington
Bancshares, Inc.
1,838,010
1.2
703  Jack Henry &
Associates, Inc.
114,772
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,650  Janus Henderson
Group PLC
$ 117,448
0.1
2,222
Lazard, Inc.
127,009
0.1
1,143
Loews Corp.
110,642
0.1
389
M&T Bank Corp.
78,446
0.1
124
(1)
Markel Corp.
242,923
0.2
323  MarketAxess Holdings,
Inc.
59,380
0.0
10,671  MGIC Investment
Corp.
296,974
0.2
97
MSCI, Inc.
55,069
0.0
680
Nasdaq, Inc.
64,423
0.0
590
Northern Trust Corp.
77,455
0.1
41,504  Old Republic
International Corp.
1,658,915
1.1
797  OneMain Holdings,
Inc.
49,302
0.0
229
Primerica, Inc.
61,679
0.0
18,660  Principal Financial
Group, Inc.
1,502,317
1.0
10,819  Raymond James
Financial, Inc.
1,833,171
1.2
2,578  Regions Financial
Corp.
70,611
0.1
229  Reinsurance Group of
America, Inc.
44,607
0.0
816  RenaissanceRe
Holdings Ltd.
198,280
0.1
1,251
RLI Corp.
84,730
0.1
2,581
SEI Investments Co.
227,851
0.2
533
Stifel Financial Corp.
61,450
0.0
6,322
Synchrony Financial
482,621
0.3
1,411  T. Rowe Price Group,
Inc.
151,852
0.1
828  Tradeweb Markets,
Inc. - Class A
102,142
0.1
37,325
Truist Financial Corp.
1,747,556
1.2
2,587
Unum Group
180,728
0.1
3,272
W.R. Berkley Corp.
234,570
0.2
5,800  Willis Towers Watson
PLC
1,895,382
1.3
23,119,072
15.7
Health Care : 6.1%
393  Agilent Technologies,
Inc.
49,384
0.0
2,900
Cardinal Health, Inc.
431,462
0.3
1,883
(1)
Centene Corp.
54,682
0.0
185
Chemed Corp.
84,721
0.1
1,470  Encompass Health
Corp.
178,987
0.1
721  GE HealthCare
Technologies, Inc.
53,159
0.0
2,276
(1)
Henry Schein, Inc.
158,364
0.1
23,900
(1)
Hologic, Inc.
1,604,168
1.1
266
Humana, Inc.
80,774
0.1
807
(1)
Jazz Pharmaceuticals
PLC
103,094
0.1
7,948
Labcorp Holdings, Inc.
2,209,465
1.5
4,643
(1)
Molina Healthcare, Inc.
839,594
0.6

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,164
QIAGEN N.V.
$ 54,126
0.0
10,645
Quest Diagnostics, Inc.
1,933,558
1.3
413
ResMed, Inc.
113,373
0.1
7,789  Royalty Pharma PLC
- Class A
280,248
0.2
1,994
(1)
Solventum Corp.
145,741
0.1
538
STERIS PLC
131,842
0.1
472
(1)
Tenet Healthcare Corp.
87,004
0.1
414
(1)
United Therapeutics
Corp.
126,171
0.1
938  Universal Health
Services, Inc. - Class B
170,322
0.1
663  Zimmer Biomet
Holdings, Inc.
70,344
0.0
8,960,583
6.1
Industrials : 20.0%
1,040
A.O. Smith Corp.
74,142
0.1
418
Acuity Brands, Inc.
136,465
0.1
1,878
AECOM
234,543
0.2
9,875
AGCO Corp.
1,068,376
0.7
795
Air Lease Corp.
47,867
0.0
1,104
(1)
Alaska Air Group, Inc.
69,309
0.0
1,085
Allegion PLC
184,233
0.1
1,838  Allison Transmission
Holdings, Inc.
160,476
0.1
705
AMETEK, Inc.
130,284
0.1
496  Applied Industrial
Technologies, Inc.
130,736
0.1
437  Armstrong World
Industries, Inc.
85,552
0.1
5,825
(1)
Builders FirstSource,
Inc.
807,811
0.5
508  BWX Technologies,
Inc.
82,316
0.1
263
(1)
CACI International, Inc.
- Class A
126,166
0.1
348
Carlisle Cos., Inc.
134,290
0.1
16,350
Carrier Global Corp.
1,066,020
0.7
1,944  CH Robinson
Worldwide, Inc.
250,193
0.2
291
(1)
Clean Harbors, Inc.
70,483
0.0
4,463
CNH Industrial NV
51,101
0.0
435
Crane Co.
80,606
0.1
44,600
CSX Corp.
1,449,946
1.0
643
Cummins, Inc.
256,197
0.2
301
Curtiss-Wright Corp.
143,923
0.1
2,572
Delta Air Lines, Inc.
158,898
0.1
1,664
Donaldson Co., Inc.
132,571
0.1
804
Dover Corp.
143,803
0.1
376
EMCOR Group, Inc.
233,120
0.2
163
Equifax, Inc.
40,147
0.0
412
Esab Corp.
47,532
0.0
1,299  Expeditors
International of
Washington, Inc.
156,581
0.1
351  Ferguson Enterprises,
Inc.
81,134
0.1
1,151
Flowserve Corp.
61,763
0.0
957
Fortive Corp.
45,802
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,125
(1)
FTI Consulting, Inc.
$ 864,280
0.6
2,813
(1)
Gates Industrial Corp.
PLC
71,900
0.0
38,918
Genpact Ltd.
1,764,542
1.2
1,422
Graco, Inc.
121,425
0.1
3,472
Hubbell, Inc.
1,496,397
1.0
233
IDEX Corp.
38,329
0.0
913
ITT, Inc.
155,438
0.1
1,591
Jacobs Solutions, Inc.
232,652
0.2
903  JB Hunt Transport
Services, Inc.
130,926
0.1
584
(1)
Kirby Corp.
56,765
0.0
36,817  Knight-Swift
Transportation
Holdings, Inc.
1,616,266
1.1
4,246  L3Harris Technologies,
Inc.
1,178,775
0.8
7,025
Landstar System, Inc.
929,618
0.6
1,380
Leidos Holdings, Inc.
249,670
0.2
8,642  Lincoln Electric
Holdings, Inc.
2,096,808
1.4
2,675
Masco Corp.
196,318
0.1
354
(1)
MasTec, Inc.
64,318
0.0
7,626
(1)
Middleby Corp.
1,043,618
0.7
1,247  MSC Industrial Direct
Co., Inc. - Class A
112,517
0.1
2,792
Mueller Industries, Inc.
267,865
0.2
362  Old Dominion Freight
Line, Inc.
54,651
0.0
1,079
Oshkosh Corp.
150,380
0.1
990
Otis Worldwide Corp.
85,516
0.1
587
Paychex, Inc.
81,860
0.1
1,389
Pentair PLC
149,359
0.1
740
RB Global, Inc.
84,760
0.1
7,775
Regal Rexnord Corp.
1,161,041
0.8
4,975
Republic Services, Inc.
1,164,001
0.8
132  Rockwell Automation,
Inc.
45,333
0.0
1,056
Ryder System, Inc.
198,021
0.1
869  Science Applications
International Corp.
102,281
0.1
310  Simpson
Manufacturing Co., Inc.
59,247
0.0
1,021
Snap-on, Inc.
332,070
0.2
1,696
Southwest Airlines Co.
55,798
0.0
1,177  SS&C Technologies
Holdings, Inc.
104,353
0.1
15,785
Textron, Inc.
1,265,326
0.9
668
Toro Co.
54,148
0.0
11,650
TransUnion
1,029,860
0.7
1,294
(1)
United Airlines
Holdings, Inc.
135,870
0.1
97
United Rentals, Inc.
92,765
0.1
453
Valmont Industries, Inc.
166,305
0.1
139
Verisk Analytics, Inc.
37,269
0.0
207
Watsco, Inc.
83,293
0.1
806  Westinghouse Air
Brake Technologies
Corp.
155,961
0.1

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
411
Woodward, Inc.
$ 101,443
0.1
13,213
Xylem, Inc.
1,870,432
1.3
29,452,156
20.0
Information Technology : 8.3%
11,975
(1)
Akamai Technologies,
Inc.
947,582
0.6
2,634
Amdocs Ltd.
225,391
0.2
7,150
(1)
Check Point Software
Technologies Ltd.
1,380,951
0.9
3,111  Cognizant Technology
Solutions Corp. - Class
A
224,770
0.2
1,309
Corning, Inc.
87,742
0.1
3,717
(1)
Dropbox, Inc. - Class A
108,016
0.1
754
(1)
F5, Inc.
236,108
0.2
5,400
(1)
Flex Ltd.
289,548
0.2
1,765
Gen Digital, Inc.
53,303
0.0
3,865  Hewlett Packard
Enterprise Co.
87,233
0.1
2,565
HP, Inc.
73,205
0.0
668
Jabil, Inc.
136,827
0.1
11,255
(1)
Keysight Technologies,
Inc.
1,839,405
1.2
19,425  Microchip Technology,
Inc.
1,262,625
0.9
16,000
MKS Instruments, Inc.
1,653,440
1.1
319
(1)
Ralliant Corp.
13,337
0.0
732
TD SYNNEX Corp.
108,387
0.1
296
(1)
Teledyne Technologies,
Inc.
159,298
0.1
24,430
(1)
Trimble, Inc.
1,974,433
1.3
720
VeriSign, Inc.
196,826
0.1
3,522
(1)
Zebra Technologies
Corp. - Class A
1,116,791
0.8
12,175,218
8.3
Materials : 10.7%
7,295
Amcor PLC
62,956
0.0
10,821
AptarGroup, Inc.
1,507,041
1.0
1,345
Avery Dennison Corp.
230,869
0.2
35,675
(1)
Axalta Coating
Systems Ltd.
1,115,201
0.8
19,879  CF Industries
Holdings, Inc.
1,722,118
1.2
2,085
Corteva, Inc.
154,686
0.1
17,871
Crown Holdings, Inc.
1,776,020
1.2
347
Eagle Materials, Inc.
80,122
0.1
857
Eastman Chemical Co.
60,281
0.0
8,725
Franco-Nevada Corp.
1,643,354
1.1
34,725  Graphic Packaging
Holding Co.
773,326
0.5
2,186
International Paper Co.
108,600
0.1
664
Louisiana-Pacific Corp.
63,153
0.0
1,225
Mosaic Co.
40,915
0.0
66
NewMarket Corp.
54,579
0.0
7,976  Packaging Corp. of
America
1,738,449
1.2
459
PPG Industries, Inc.
51,055
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
937  Reliance Steel &
Aluminum Co.
$ 277,033
0.2
826
Royal Gold, Inc.
148,333
0.1
14,777
RPM International, Inc.
1,851,706
1.3
1,101
Silgan Holdings, Inc.
51,659
0.0
8,999
Steel Dynamics, Inc.
1,178,149
0.8
12,950
Westlake Corp.
1,137,269
0.8
15,826,874
10.7
Real Estate : 6.8%
1,245  American Homes 4
Rent - Class A
44,596
0.0
430  AvalonBay
Communities, Inc.
84,215
0.1
2,760  Brixmor Property
Group, Inc.
77,252
0.1
12,850
Camden Property Trust
1,438,943
1.0
1,129
(1)
CBRE Group, Inc.
- Class A
183,033
0.1
1,745
CubeSmart
71,405
0.0
297  EastGroup Properties,
Inc.
50,359
0.0
27,449  Equity LifeStyle
Properties, Inc.
1,654,900
1.1
1,440
Equity Residential
95,213
0.1
365  Essex Property Trust,
Inc.
98,627
0.1
1,412  First Industrial Realty
Trust, Inc.
74,271
0.0
3,757  Gaming and Leisure
Properties, Inc.
180,374
0.1
4,331  Host Hotels & Resorts,
Inc.
74,537
0.1
311
(1)
Jones Lang LaSalle,
Inc.
95,032
0.1
14,150  Lamar Advertising Co.
- Class A
1,800,588
1.2
680  Mid-America
Apartment
Communities, Inc.
99,158
0.1
42,239  National Retail
Properties, Inc.
1,812,475
1.2
2,422  Omega Healthcare
Investors, Inc.
103,105
0.1
2,167
Rayonier, Inc.
56,949
0.0
881  Regency Centers
Corp.
63,872
0.0
6,736  SBA Communications
Corp.
1,379,870
0.9
610  Simon Property Group,
Inc.
110,203
0.1
7,390
VICI Properties, Inc.
249,634
0.2
1,378
WP Carey, Inc.
92,464
0.1
9,991,075
6.8
Utilities : 7.2%
41,486
Alliant Energy Corp.
2,699,494
1.8
2,292
Ameren Corp.
228,696
0.2
13,039  American Water Works
Co., Inc.
1,871,227
1.3

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
1,095
Atmos Energy Corp.
$ 181,912
0.1
1,607  Brookfield Renewable
Corp.
54,156
0.0
3,569  CenterPoint Energy,
Inc.
134,587
0.1
28,665
CMS Energy Corp.
2,051,554
1.4
1,562  Consolidated Edison,
Inc.
153,435
0.1
1,660
DTE Energy Co.
226,839
0.2
1,767
Edison International
99,182
0.1
2,773
Entergy Corp.
244,274
0.2
1,995
Essential Utilities, Inc.
78,823
0.0
3,594
Evergy, Inc.
256,109
0.2
1,705
Eversource Energy
109,239
0.1
5,058
Exelon Corp.
220,933
0.1
2,773
FirstEnergy Corp.
120,958
0.1
885
IDACORP, Inc.
110,714
0.1
2,145
National Fuel Gas Co.
186,057
0.1
3,383
NiSource, Inc.
142,999
0.1
3,541
OGE Energy Corp.
158,141
0.1
7,505
PG&E Corp.
114,676
0.1
2,286  Pinnacle West Capital
Corp.
204,277
0.1
4,846
PPL Corp.
176,734
0.1
989  Public Service
Enterprise Group, Inc.
81,424
0.1
374
(1)
Talen Energy Corp.
141,716
0.1
3,698
UGI Corp.
128,099
0.1
1,814  WEC Energy Group,
Inc.
193,209
0.1
2,801
Xcel Energy, Inc.
202,764
0.1
10,572,228
7.2
Total Common Stock
(Cost $135,761,095)
142,967,941
97.0
EXCHANGE-TRADED FUNDS : 0.2%
2,830  iShares Russell Mid-
Cap ETF
271,850
0.2
Total Exchange-Traded
Funds
(Cost $266,247)
271,850
0.2
Total Long-Term
Investments
(Cost $136,027,342)
143,239,791
97.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.9%
Repurchase Agreements : 0.0%
6,104
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
08/29/2025, 4.330%,
due 09/02/2025
(Repurchase Amount
$6,107, collateralized
by various U.S.
Government
Securities, 0.000%-
1.625%, Market
Value plus accrued
interest $6,226, due
04/15/27-08/15/53)
$ 6,104
0.0
50,296
(3)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
08/29/2025, 4.330%,
due 09/02/2025
(Repurchase Amount
$50,320, collateralized
by various U.S.
Government
Securities, 4.500%,
Market Value plus
accrued interest
$51,302, due 12/31/31)
50,296
0.0
42,666
(3)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
08/29/2025, 4.330%,
due 09/02/2025
(Repurchase Amount
$42,686, collateralized
by various U.S.
Government
Securities, 2.875%-
4.625%, Market
Value plus accrued
interest $43,519, due
06/30/27-02/15/35)
42,666
0.0
Total Repurchase
Agreements
(Cost $99,066)
99,066
0.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.9%
4,159,471
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.180%
4,159,471
2.8

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares RA Value
Percentage
of Net
Assets
Mutual Funds (continued)
89,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.190%
$ 89,000
0.1
Total Mutual Funds
(Cost $4,248,471)
4,248,471
2.9
Total Short-Term
Investments
(Cost $4,347,537)
4,347,537
2.9
Total Investments in
Securities
(Cost $140,374,879) $ 147,587,328 100.1
Liabilities in Excess
of Other Assets (124,682) (0.1)
Net Assets $ 147,462,646 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of August 31, 2025.

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya VACS Series MCV Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 142,967,941 $ — $ — $ 142,967,941
Exchange-Traded Funds 271,850 — — 271,850
Short-Term Investments 4,248,471 99,066 — 4,347,537
Total Investments, at fair value $ 147,488,262 $ 99,066 $ — $ 147,587,328
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 10,338,959
Gross Unrealized Depreciation (3,126,510)
Net Unrealized Appreciation $ 7,212,449